Stock Transactions and Stock-Based Compensation (Summary of Options Outstanding) (Details) shares in Millions	12 Months Ended
Dec. 31, 2016 $ / shares shares
$19.89 to $31.85
Options, exercise price, lower range limit	$ 19.89
Options, exercise price, upper range limit	$ 31.85
Outstanding, shares (in millions) | shares	4.1
Outstanding, average exercise price	$ 26.52
Outstanding, average remaining life (in years)	2 years
Exercisable, shares (in millions) | shares	4.1
Exercisable, average exercise price	$ 26.52
$31.86 to $43.95
Options, exercise price, lower range limit	31.86
Options, exercise price, upper range limit	$ 43.95
Outstanding, shares (in millions) | shares	3.4
Outstanding, average exercise price	$ 38.88
Outstanding, average remaining life (in years)	5 years
Exercisable, shares (in millions) | shares	2.7
Exercisable, average exercise price	$ 38.59
$43.96 to $56.70
Options, exercise price, lower range limit	43.96
Options, exercise price, upper range limit	$ 56.70
Outstanding, shares (in millions) | shares	2.7
Outstanding, average exercise price	$ 50.69
Outstanding, average remaining life (in years)	6 years
Exercisable, shares (in millions) | shares	0.9
Exercisable, average exercise price	$ 49.80
$56.71 to $65.95
Options, exercise price, lower range limit	56.71
Options, exercise price, upper range limit	$ 65.95
Outstanding, shares (in millions) | shares	6.3
Outstanding, average exercise price	$ 63.79
Outstanding, average remaining life (in years)	8 years
Exercisable, shares (in millions) | shares	0.7
Exercisable, average exercise price	$ 60.12
$65.96 to $80.92
Options, exercise price, lower range limit	65.96
Options, exercise price, upper range limit	$ 80.92
Outstanding, shares (in millions) | shares	2.4
Outstanding, average exercise price	$ 69.84
Outstanding, average remaining life (in years)	9 years
Exercisable, shares (in millions) | shares	0.4
Exercisable, average exercise price	$ 67.99